Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Recognized Stock-Based Compensation Expense

The stock-based compensation expense recognized during the years ended December 31, 2014, 2013, and 2012 was as follows:

	Year Ended December 31,
	2014	2013	2012
Stock compensation expense:
Research and development	$1,093	$38	$—
General and administrative	1,419	23	—

	$2,512	$61	$—

Summary of Weighted Average Assumptions Used to Compute Fair Value of Option Granted

The fair value of each option granted to employees and directors during the years ended December 31, 2014, 2013, and 2012 under the Company’s stock option plans has been calculated on the date of grant using the following weighted average assumptions:

	Year Ended December 31,
	2014	2013	2012
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	98.86%	99.89%	0.00%
Risk free interest rate	1.95%	1.66%	0.00%
Expected term	6.38 years	6.04 years	—

Summary of Activity Relating to Stock Options

The table below summarizes activity related to stock options:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2011	—	$—	—	—

Granted	5,555	0.04
Exercised	(5,555)	0.04
Forfeited	—	—

Outstanding as of December 31, 2012	—	$—	—	—

Granted	1,206,655	0.51
Exercised	(3,174)	0.45
Forfeited	—	—

Outstanding as of December 31, 2013	1,203,481	$0.51	9.60	$1,038

Granted	942,513	14.34
Exercised	(87,476)	0.46
Forfeited	(61,903)	1.36

Outstanding as of December 31, 2014	1,996,615	$7.01	8.98	$59,362

Vested or expected to vest as of December 31, 2014	1,782,257	$6.61	8.96	$53,670

Exercisable as of December 31, 2014	383,032	$0.82	8.66	$13,705

Summary of Activity Relating to Restricted Stock

The table below summarizes activity relating to restricted stock:

	Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding as of December 31, 2011	613,086	—

Issued	561,104	$0.04
Vested	(709,158)	—
Forfeited	—	—
Repurchased	(102,777)	—

Outstanding as of December 31, 2012	362,255

Issued	130,158	$0.45
Vested	(176,695)	—
Forfeited	—	—
Repurchased	—	—

Outstanding as of December 31, 2013	315,718
Issued	—	—
Vested	(138,108)	—
Forfeited	—	—
Repurchased	(6,778)	—

Outstanding as of December 31, 2014	170,832